Compensation of the board of directors and key management personnel	12 Months Ended
Dec. 31, 2022
Compensation of the board of directors and key management personnel
Compensation of the board of directors and key management personnel

29. Compensation of the board of directors and key management personnel

During the years ended December 31, 2020, 2021 and 2022, the Board of Directors’ (“Verwaltungsrat”) aggregate emoluments amounted to €60, €470 and €556, respectively. Additionally, the directors were also reimbursed for travel costs of €34, €0 and €105 during the years ended December 31, 2020, 2021 and 2022, respectively.

For the years ended December 31, 2020, 2021 and 2022, the total compensation awarded to key management personnel amounted to €3,067, €6,207 and €9,362, respectively. Additionally, Sportradar contributed an amount of €386, €357 and €456 to the employee pension fund, for the years ended December 31, 2020, 2021 and 2022, respectively.

Compensation paid to directors and key management personnel for employee services, which is included in personnel expenses in the consolidated statement of profit or loss and other comprehensive income, is shown below:

Compensation of Board members and key management personnel

	Years Ended December 31,
in €‘000	2020	2021	2022
Short-term employee benefits	3,127	6,677	10,023
Post-employment pension and medical benefits	386	357	456
Share-based payments	1,093	4,280	3,232
Total	4,606	11,314	13,711